Derivative Warrants - Additional Information (Details)		12 Months Ended
	Sep. 18, 2024 shares	Dec. 31, 2020 shares	Dec. 31, 2025 Warrant	Aug. 18, 2025 Warrant	Jan. 20, 2024 Warrant
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Derivative warrant liabilities issued		1,450,000
Warrants exercised		1,400,000
Warrants expired	9,800,000
2020 Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding | Warrant			0	50,000
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding | Warrant					50,000